Cover	Mar. 23, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Glenfarne Merger Corp. (the “Company”) is filing this Amendment No. 1 to its Current Report on Form 8-K (the “8-K/A”), originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 29, 2021 (the “Original 8-K”), solely to amend and restate the Company’s audited balance sheet and accompanying footnotes which were filed as an exhibit to the Original 8-K (the “IPO Balance Sheet”). This 8-K/A is presented as of the filing date of the Original 8-K and does not reflect events occurring after that date, or modify or update disclosures in any way other than as required to reflect the restatement as described below. Accordingly, this 8-K/A should be read in conjunction with the Company’s filings with the SEC subsequent to the date on which it filed the Original 8-K.
Document Period End Date	Mar. 23, 2021
Entity File Number	001-40245
Entity Registrant Name	Glenfarne Merger Corp.
Entity Central Index Key	0001818880
Entity Tax Identification Number	85-1535392
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	292 Madison Avenue
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	500-5454
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-third of one Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one Warrant
Trading Symbol	GGMCU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	GGMC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	GGMCW
Security Exchange Name	NASDAQ